Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya PARTNERS INC
Prospectus Date	rr_ProspectusDate	May 01, 2016
VY(R) Fidelity VIP Contrafund Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY® Fidelity® VIP Contrafund® Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

		During the most recent fiscal year, the Master Fund's portfolio turnover rate was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Contrafund® Portfolio ("MasterFund").
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests all of its assets in Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund II, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund invests in securities of companies whose value the Master Fund's adviser (“Adviser”) or sub-adviser (“Sub-Adviser”) believes is not fully recognized by the public. The types of companies in which the Master Fund may invest include companies experiencing positive fundamental change, companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and the companies that are undervalued in relation to securities of other companies in the same industry. The Master Fund's Adviser or Sub-Adviser may invest the Master Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The Master Fund's assets are allocated across different market sectors, using different portfolio managers. Additionally, the Master Fund's Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio's assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

		Pending Merger - On March 18, 2016, the Portfolio’s Board of Directors approved a proposal to reorganize the Portfolio into Voya Large Cap Growth Portfolio (a series of Voya Investors Trust), subject to approval by VY® Fidelity® VIP Contrafund® Portfolio’s shareholders. If approved, it is expected that the reorganization will occur on or about August 26, 2016. After the reorganization you will hold shares of Voya Large Cap Growth Portfolio. For more information regarding Voya Large Cap Growth Portfolio, please contact a Shareholder Services representative at 1-800-262-3862 or your financial professional.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board of Directors determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio's or Master Fund's performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency: To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Other class shares’ performance would be higher than Class ADV shares' performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 18.60% and Worst quarter: 4th 2008, -23.25%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY(R) Fidelity VIP Contrafund Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Shareholder Services Fee	rr_Component2OtherExpensesOverAssets	0.25%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.53%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.43%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 146
3 Yrs	rr_ExpenseExampleYear03	463
5 Yrs	rr_ExpenseExampleYear05	815
10 Yrs	rr_ExpenseExampleYear10	1,806
1 Yr	rr_ExpenseExampleNoRedemptionYear01	146
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	463
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	815
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,806
2006	rr_AnnualReturn2006	10.78%
2007	rr_AnnualReturn2007	16.69%
2008	rr_AnnualReturn2008	(43.00%)
2009	rr_AnnualReturn2009	34.71%
2010	rr_AnnualReturn2010	16.29%
2011	rr_AnnualReturn2011	(3.31%)
2012	rr_AnnualReturn2012	15.46%
2013	rr_AnnualReturn2013	30.31%
2014	rr_AnnualReturn2014	11.02%
2015	rr_AnnualReturn2015	(0.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.25%)
1 Yr	rr_AverageAnnualReturnYear01	(0.16%)
5 Yrs	rr_AverageAnnualReturnYear05	10.03%
10 Yrs	rr_AverageAnnualReturnYear10	6.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2014
VY(R) Fidelity VIP Contrafund Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Shareholder Services Fee	rr_Component2OtherExpensesOverAssets	0.25%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.18%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 120
3 Yrs	rr_ExpenseExampleYear03	386
5 Yrs	rr_ExpenseExampleYear05	683
10 Yrs	rr_ExpenseExampleYear10	1,527
1 Yr	rr_ExpenseExampleNoRedemptionYear01	120
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	386
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	683
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,527
1 Yr	rr_AverageAnnualReturnYear01	0.08%
5 Yrs	rr_AverageAnnualReturnYear05	10.29%
10 Yrs	rr_AverageAnnualReturnYear10	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2014
VY(R) Fidelity VIP Contrafund Portfolio | S&P 500® Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.38%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	12.57%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.31%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
VY(R) Fidelity VIP Contrafund Portfolio | S&P 500® Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.38%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	12.57%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.31%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]

[1]	The management fees include the management fee of the Master Fund of 0.55%.
[2]	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Contrafund® Portfolio ("MasterFund").
[3]	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
[4]	The adviser is contractually obligated to limit expenses to 0.55% and 0.30% for Class ADV and Class S shares, respectively, through May 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, Master Fund Fees and Expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio's board.
[5]	The index returns do not reflect deductions for fees, expenses, or taxes.